MINERAL PROPERTIES, PLANT AND EQUIPMENT - ROU assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	$ 8,085
Right of use, end balance	3,990	$ 8,085
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	4,592
Right of use, end balance	3,506	4,592
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	1,206
Right of use, end balance	1,250	1,206
ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	13,883
Right of use, end balance	8,746	13,883
Cost | Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	12,374	10,213
Additions	399	2,136
Transfer from construction in progress to ROU assets	39	25
Lease modifications	(425)
Right of use, end balance	12,387	12,374
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	5,624	2,509
Additions	65	3,115
Right of use, end balance	5,689	5,624
Cost | Other
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	1,302	57
Additions	213	1,245
Lease modifications	(57)
Right of use, end balance	1,458	1,302
Cost | ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	19,300	12,779
Additions	677	6,496
Transfer from construction in progress to ROU assets	39	25
Lease modifications	(482)
Right of use, end balance	19,534	19,300
Accumulated depreciation and depletion | Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	(4,289)	(42)
Depreciation and depletion	4,108	4,247
Right of use, end balance	(8,397)	(4,289)
Accumulated depreciation and depletion | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	(1,032)
Depreciation and depletion	1,151	1,032
Right of use, end balance	(2,183)	(1,032)
Accumulated depreciation and depletion | Other
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	(96)
Lease modifications	(27)
Depreciation and depletion	139	96
Right of use, end balance	(208)	(96)
Accumulated depreciation and depletion | ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, bgn balance	(5,417)	(42)
Lease modifications	(27)
Depreciation and depletion	5,398	5,375
Right of use, end balance	$ (10,788)	$ (5,417)